SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At December 31, 2022	¥ 1,006,000
At December 31, 2023	1,146,000	¥ 1,006,000
Impairment losses recognized in loss	0	0	¥ 0
Property plant and equipment at December 31, 2022	1,146,000	1,006,000
Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022
At December 31, 2023
Property plant and equipment at December 31, 2022
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022
At December 31, 2023
Property plant and equipment at December 31, 2022
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	873,000
At December 31, 2023	1,013,000	873,000
Property plant and equipment at December 31, 2022	1,013,000	873,000
Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	133,000
At December 31, 2023	133,000	133,000
Property plant and equipment at December 31, 2022	133,000	133,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	1,345,000	771,747,000
Additions	499,000	22,000
Transferred to assets classified as held for sale		(770,424,000)
Disposals
At December 31, 2023	1,844,000	1,345,000	771,747,000
Property plant and equipment at December 31, 2022	1,844,000	1,345,000	771,747,000
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		18,271,000
Additions
Transferred to assets classified as held for sale		(18,271,000)
Disposals
At December 31, 2023			18,271,000
Property plant and equipment at December 31, 2022			18,271,000
Gross carrying amount [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		746,042,000
Additions
Transferred to assets classified as held for sale		(746,042,000)
Disposals
At December 31, 2023			746,042,000
Property plant and equipment at December 31, 2022			746,042,000
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	1,144,000	5,369,000
Additions	446,000
Transferred to assets classified as held for sale		(4,225,000)
Disposals
At December 31, 2023	1,590,000	1,144,000	5,369,000
Property plant and equipment at December 31, 2022	1,590,000	1,144,000	5,369,000
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	201,000	2,065,000
Additions	53,000	22,000
Transferred to assets classified as held for sale		(1,886,000)
Disposals
At December 31, 2023	254,000	201,000	2,065,000
Property plant and equipment at December 31, 2022	254,000	201,000	2,065,000
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	339,000	356,630,000
At December 31, 2023	698,000	339,000	356,630,000
Depreciation charge	359,000	266,000
Transferred to assets classified as held for sale		(356,557,000)
Property plant and equipment at December 31, 2022	698,000	339,000	356,630,000
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		1,845,000
At December 31, 2023			1,845,000
Depreciation charge
Transferred to assets classified as held for sale		(1,845,000)
Property plant and equipment at December 31, 2022			1,845,000
Accumulated depreciation [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		349,382,000
At December 31, 2023			349,382,000
Depreciation charge
Transferred to assets classified as held for sale		(349,382,000)
Property plant and equipment at December 31, 2022			349,382,000
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	271,000	3,802,000
At December 31, 2023	577,000	271,000	3,802,000
Depreciation charge	306,000	217,000
Transferred to assets classified as held for sale		(3,748,000)
Property plant and equipment at December 31, 2022	577,000	271,000	3,802,000
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	68,000	1,601,000
At December 31, 2023	121,000	68,000	1,601,000
Depreciation charge	53,000	49,000
Transferred to assets classified as held for sale		(1,582,000)
Property plant and equipment at December 31, 2022	121,000	68,000	1,601,000
Accumulated impairments [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		413,867,000
At December 31, 2023			413,867,000
Transferred to assets classified as held for sale		(413,867,000)
Impairment losses recognized in loss
Property plant and equipment at December 31, 2022			413,867,000
Accumulated impairments [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		16,426,000
At December 31, 2023			16,426,000
Transferred to assets classified as held for sale		(16,426,000)
Impairment losses recognized in loss
Property plant and equipment at December 31, 2022			16,426,000
Accumulated impairments [member] | Plant and machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		396,660,000
At December 31, 2023			396,660,000
Transferred to assets classified as held for sale		(396,660,000)
Impairment losses recognized in loss
Property plant and equipment at December 31, 2022			396,660,000
Accumulated impairments [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		477,000
At December 31, 2023			477,000
Transferred to assets classified as held for sale		(477,000)
Impairment losses recognized in loss
Property plant and equipment at December 31, 2022			477,000
Accumulated impairments [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		304,000
At December 31, 2023			304,000
Transferred to assets classified as held for sale		(304,000)
Impairment losses recognized in loss
Property plant and equipment at December 31, 2022			¥ 304,000